Note 5 - Loans and Related Allowance for Loan and Lease Losses - Classes of the Loan Portfolio Summarized by Credit Quality (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans	$ 1,352,872	$ 981,691
Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	191,748	111,470
Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	380,580	283,618
Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	58,251	31,189
Residential Portfolio Segment [Member]
Loans	296,308	240,089
Commercial And Industrial [Member]
Loans	195,602	148,812
Home Equity Lines of Credit [Member]
Loans	128,065	104,355
Construction and Other [Member]
Loans	94,199	54,148
Consumer Portfolio Segment [Member]
Loans	8,119	8,010
Pass [Member]
Loans	1,272,088	912,229
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	176,400	104,217
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	331,584	230,672
Pass [Member] | Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	58,251	31,189
Pass [Member] | Residential Portfolio Segment [Member]
Loans	294,254	237,132
Pass [Member] | Commercial And Industrial [Member]
Loans	185,674	143,911
Pass [Member] | Home Equity Lines of Credit [Member]
Loans	127,080	103,296
Pass [Member] | Construction and Other [Member]
Loans	90,728	53,807
Pass [Member] | Consumer Portfolio Segment [Member]
Loans	8,117	8,005
Special Mention [Member]
Loans	21,504	8,527
Special Mention [Member] | Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	6,873	2,400
Special Mention [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	6,387	3,038
Special Mention [Member] | Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	0	0
Special Mention [Member] | Residential Portfolio Segment [Member]
Loans	0	0
Special Mention [Member] | Commercial And Industrial [Member]
Loans	7,936	2,748
Special Mention [Member] | Home Equity Lines of Credit [Member]
Loans	0	0
Special Mention [Member] | Construction and Other [Member]
Loans	308	341
Special Mention [Member] | Consumer Portfolio Segment [Member]
Loans	0	0
Substandard [Member]
Loans	59,280	60,935
Substandard [Member] | Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	8,475	4,853
Substandard [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	42,609	49,908
Substandard [Member] | Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	0	0
Substandard [Member] | Residential Portfolio Segment [Member]
Loans	2,054	2,957
Substandard [Member] | Commercial And Industrial [Member]
Loans	1,992	2,153
Substandard [Member] | Home Equity Lines of Credit [Member]
Loans	985	1,059
Substandard [Member] | Construction and Other [Member]
Loans	3,163	0
Substandard [Member] | Consumer Portfolio Segment [Member]
Loans	2	5
Doubtful [Member]
Loans	0	0
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member] | Owner Occupied Loan [Member]
Loans	0	0
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member] | Non-owner occupied Loan [Member]
Loans	0	0
Doubtful [Member] | Commercial Real Estate Portfolio Segment [Member] | Multifamily Loan [Member]
Loans	0	0
Doubtful [Member] | Residential Portfolio Segment [Member]
Loans	0	0
Doubtful [Member] | Commercial And Industrial [Member]
Loans	0	0
Doubtful [Member] | Home Equity Lines of Credit [Member]
Loans	0	0
Doubtful [Member] | Construction and Other [Member]
Loans	0	0
Doubtful [Member] | Consumer Portfolio Segment [Member]
Loans	$ 0	$ 0